Derivatives (Embedded Derivatives) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within asset host contracts	$ 160	$ 140
Net embedded derivatives within liability host contracts	(46)	(969)
Ceded guaranteed minimum benefits | Premiums, reinsurance and other receivables
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within asset host contracts	324	247
Direct guaranteed minimum benefits | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within liability host contracts	(1,126)	(2,296)
Funds withheld on assumed reinsurance | Other invested assets
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within asset host contracts	53	38
Assumed guaranteed minimum benefits | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within liability host contracts	973	1,262
Funds withheld on ceded reinsurance | Other liabilities
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within liability host contracts	83	60
Other | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within liability host contracts	24	5
Options embedded in debt or equity securities [Member] | Investments
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within asset host contracts	$ (217)	$ (145)